RELATED PARTY TRANSACTIONS - Schedule of Balances with Related Party (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Property and equipment, net	$ 0	$ 33
Trade payables	37	9
Employees and payroll accruals	$ 49	$ 0